Segment Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of Segment Information

While intercompany transactions are treated like third-party transactions to determine segment performance, the revenues (and corresponding expenses recognized by the segment that is counterparty to the transaction) are eliminated in consolidation, and therefore, do not themselves impact consolidated results.

	Recorded Music	Music Publishing	Corporate expenses and eliminations	Total
Three Months Ended	(in millions)
December 31, 2019
Revenues	$1,084	$173	$(1)	$1,256
Operating income (loss)	191	14	(40)	165
Amortization of intangible assets	29	18	—	47
Depreciation of property, plant and equipment	21	1	2	24

OIBDA	241	33	(38)	236
December 31, 2018
Revenues	$1,041	$165	$(3)	$1,203
Operating income (loss)	163	22	(38)	147
Amortization of intangible assets	38	16	—	54
Depreciation of property, plant and equipment	10	1	3	14

OIBDA	211	39	(35)	215

	Recorded Music	Music Publishing	Corporate expenses and eliminations	Total
	(in millions)
2019
Revenues	$3,840	$643	$(8)	$4,475
Operating income (loss)	439	92	(175)	356
Amortization of intangible assets	139	69	—	208
Depreciation of property, plant and equipment	45	5	11	61

OIBDA	623	166	(164)	625
Total assets	2,217	2,581	1,219	6,017
Capital expenditures	29	3	72	104
2018
Revenues	$3,360	$653	$(8)	$4,005
Operating income (loss)	307	84	(174)	217
Amortization of intangible assets	138	68	—	206
Depreciation of property, plant and equipment	35	7	13	55

OIBDA	480	159	(161)	478
Total assets	1,999	2,423	922	5,344
Capital expenditures	20	3	51	74
2017
Revenues	$3,020	$572	$(16)	$3,576
Operating income (loss)	283	81	(142)	222
Amortization of intangible assets	136	65	—	201
Depreciation of property, plant and equipment	32	6	12	50

OIBDA	451	152	(130)	473
Capital expenditures	21	5	18	44

Long-Lived Assets and Revenue by Geographical Areas

Total assets relating to operations in different geographical areas are set forth below as of September 30, 2019 and September 30, 2018.

	2019		2018		2017
	Revenue	Long-lived Assets	Revenue	Long-lived Assets	Revenue
	(in millions)
United States	$1,956	$201	$1,754	$156	$1,587
United Kingdom	596	20	593	23	522
All other territories	1,923	79	1,658	50	1,467

Total	$4,475	$300	$4,005	$229	$3,576